DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)			2 Months Ended	3 Months Ended	7 Months Ended
	Sep. 05, 2025	Mar. 28, 2025	May 21, 2025	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Transaction costs	$ 14,319,936
Cash underwriting fee	4,600,000
Deferred underwriting fee	9,200,000			$ 9,200,000	$ 9,200,000
Other offering costs					$ 519,936
Percent of fair market value of target businesses			80.00%		80.00%
Percentage of ownership interest to be acquired			50.00%		50.00%
Trust Account	$ 230,000,000
Number of business days prior to business combination			2 days		2 days
Share price			$ 10	$ 10	$ 10
Permitted Withdrawals percentage			5.00%		5.00%
Percentage of restriction on redemption of shares			15.00%	15.00%	15.00%
Redemption percentage of shares if business combination not completed			100.00%		100.00%
Maximum period to complete the business combination			24 months		24 months
Maximum number of business days for completion of redemption			10 days		10 days
Dissolution expense payable from interest earned on trust account			$ 100,000	$ 100,000	$ 100,000
Cash				0	0
Cash and cash equivalents			0	1,185,609	1,185,609
Working capital deficit			$ (36,902)	$ 1,084,768	$ 1,084,768
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Share price			$ 10	$ 10	$ 10
Sponsor | Unsecured promissory note
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aggregate principal amount		$ 250,000		$ 151,636	$ 151,636
Related Party Loans
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price			$ 0.09	$ 0.09	$ 0.09
Loans outstanding			$ 0	$ 0	$ 0	$ 0
Related Party Loans | Maximum
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Loan amount converted into warrants			$ 1,500,000		$ 1,500,000
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued	7,046,111			7,046,111
Price per warrant issued	$ 0.9
Gross proceeds from warrants issuance	$ 6,341,500
Private Placement Warrants | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued	4,490,555
Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants in a unit			0.33	0.33	0.33
Exercise price			$ 11.5	$ 11.5	$ 11.5
Class A ordinary shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit			1	1	1
Number of shares called by each warrant			1
Class A ordinary shares | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant			1	1	1
Exercise price			$ 11.5	$ 11.5	$ 11.5
Class A ordinary shares | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares called by each warrant				1	1
Exercise price			$ 11.5	$ 11.5	$ 11.5
Class B ordinary shares | Founder shares | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Consideration received from sponsor		$ 25,000			$ 25,000
IPO including over-allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	23,000,000
Price per unit issued	$ 10
Gross proceeds from initial public offering	$ 230,000,000
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum period to liquidate for trust accounts funds					24 months
Underwriters over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	3,000,000
Underwriters over-allotment option | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants issued	2,555,556